Document and Entity Information	May 28, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002030772
Document Type	8-K
Document Period End Date	May 28, 2026
Entity Registrant Name	Blackstone Infrastructure Strategies L.P.
Entity Incorporation State Country Code	DE
Entity File Number	000-56672
Entity Tax Identification Number	99-4067586
Entity Address, Address Line One	345 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10154
City Area Code	(212)
Local Phone Number	583-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false